Appendix I: Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Consolidations [Abstract]
Schedule of Main Companies of the Telefonica Group
Parent Company
Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Spain
Telefónica de España, S.A.U. Telecommunications service provider	Spain	EUR	1,024	100%	Telefónica, S.A.
Telefónica Móviles España, S.A.U. Wireless communications services provider	Spain	EUR	209	100%	Telefónica, S.A.
Acens Technologies, S.L. Holding housing and telecommunications solutions Service provider	Spain	EUR	23	100%	Telefónica de España, S.A.U.
Teleinformática y Comunicaciones, S.A.U. (Telyco) Promotion, marketing and distribution of telephone and telematic equipment and services	Spain	EUR	8	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Informática y Com. de España S.A.U. Telecommunications systems, networks and infrastructure engineering	Spain	EUR	2	100%	Telefónica de España, S.A.U.
Telefónica Soluciones de Outsourcing, S.A. Promotion and networks management	Spain	EUR	1	100%	Telefónica Soluc. De Informática y Com. de España, S.A.U
Telefónica Servicios Integrales de Distribución S.A.U. Logistic service provider	Spain	EUR	2	100%	Telefónica de España, S.A.U.
DTS Distribuidora de Televisión Digital, S.A. Broacasting satellite TV signal transmission and linkage services	Spain	EUR	80	100%	Telefónica de España, S.A.U.
Telefónica Servicios Audiovisuales, S.A.U. Provision of all type of audiovisual telecommunications services	Spain	EUR	6	100%	Telefónica de Contenidos, S.A.U.
Telefónica Broadcast Services, S.L.U. DSNG-based transmission and operation services	Spain	EUR	—	100%	Telefónica Servicios Audiovisuales, S.A.U.
Telefónica United Kingdom
Telefónica Europe plc Holding company	UK	GBP	9	100%	Telefónica, S.A. (99.99%) Telefónica Capital S.A. (0.01%)
MmO2 plc Holding company	UK	GBP	20	100%	O2 Secretaries Ltd. (0.01%) Telefónica Europe plc (99.99%)
O2 Holdings Ltd Holding company	UK	GBP	12	100%	Telefónica Europe plc
Telefónica United Kingdom Ltd. Wireless communications	UK	GBP	10	100%	O2 Holdings Ltd.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica United Kingdom (cont.)
Giffgaff Ltd Wireless communications services provider	UK	GBP	—	100%	Telefónica United Kingdom Ltd.
O2 Networks Ltd. Holding company	UK	GBP	—	100%	O2 Holdings Ltd.
Cornerstone Telecomunications Network sharing	UK	GBP	—	50%	O2 Networks Ltd. (40%) O2 Cedar Ltd (10%)
Telefónica Germany
Telefónica Deutschland Holding A.G Holding company	Germany	EUR	2,975	69.22%	Telefónica Germany Holdings Limited
Telefónica Germany GmbH & Co. OHG Wireless communications services operator	Germany	EUR	51	69.22%	Telefónica Deutschland Holding A.G (69.21%) T. Germany Management, GmbH (0.01%)
E-Plus Services GmbH Wireless communications services operator	Germany	EUR	288	69.22%	Telefónica Germany GmbH & Co. OHG
Telefónica Germany Next GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	69.22%	Telefónica Germany GmbH & Co. OHG
Minodes GmbH Technological and consulting services in Big Data provider	Germany	EUR	—	69.22%	Telefónica Germany Next Gmbh
Co-Trade GmbH Technological services	Germany	EUR	—	69.22%	Telefónica Germany Retail Gmbh
Telefónica Brazil
Telefônica Brasil, S.A. Wireline telephony operator	Brazil	BRL	63,571	73.68%	Telefónica Latinoamérica Holding, S.L. (24.18%) Telefónica, S.A. (29.77%) Sao Paulo Telecomunicaçoes Participaçoes, Ltda. (19.67%) Telefónica Chile, S.A. (0.06%)
Terra Networks Brasil, S.A. ISP and portal	Brazil	BRL	—	100%	Telefônica Data S.A.
Telefónica Hispanoamérica
Telefónica de Argentina, S.A. Telecommunications service provider	Argentina	ARS	1,097	100%	Telefónica Móviles Argentina, S.A. (80.14%) Telefónica Latinoamérica Holding, S.L. (17.54%) Telefónica, S.A. (1.52%) Telefónica International Holding, B.V. (0.80%)
Telefónica Móviles Argentina, S.A. Telecommunications service provider	Argentina	ARS	278	100%	Telefónica, S.A. (73.20%) Telefónica Latinoamérica Holding, S.L. (25.28%) Telefónica International Holding, B.V. (1.52%)
Telefónica Venezolana, C.A. Wireless communications operator	Venezuela	VEF	2,368,408	100%	Latin America Cellular Holdings, S.L. (97.04%) Comtel Comunicaciones Telefónicas, S.A. (2.87%) Telefónica, S.A. (0.09%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Hispanoamérica (cont.)
Telefónica Móviles Chile, S.A. Wireless communications services operator	Chile	CLP	1,257,872	100%	Inversiones Telefónica Móviles Holding Limitada (98.87%) Telefónica, S.A. (1.13%)
Telefónica Chile, S.A. Local and international long distance telephony services provider	Chile	CLP	570,535	99.14%	Telefónica Móviles Chile, S.A.
Telefónica del Perú, S.A.A. Local, domestic and international long distance telephone service provider	Peru	PEN	2,954	98.57%	Telefónica Latinoamérica Holding, S.L. (50.26%) Latin American Cellular Holdings, S.L. (48.31%)
Colombia Telecomunicaciones, S.A. ESP Communications services operator	Colombia	COP	3,410	67.50%	Telefónica Latinoamérica Holding, S.L. (51.52%) Latin American Cellular Holdings, S.L. (8.08%) Telefónica, S.A. (7.90%)
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator	Colombia	COP	83,191	63.77%	Colombia Telecomunicaciones, S.A. ESP (35.71%) Metropolitana de Telecomunicaciones S.A E.S.P (28.06%)
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator	Colombia	COP	50,212	59.03%	Colombia Telecomunicaciones, S.A. ESP (30.89%) Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P (28.14%)
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator	Colombia	COP	2,330	60.93%	Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P (24.37%) Metropolitana de Telecomunicaciones S.A E.S.P (36.56%)
Telefónica Móviles México, S.A. de C.V. Holding Company	Mexico	MXN	88,834	100%	Telefónica, S.A.
Telefónica Móviles del Uruguay, S.A. Wireless communications and services operator	Uruguay	UYU	1,107	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Móviles Panamá, S.A. Wireless telephony services	Panama	USD	45	60%	Telefónica Centroamérica Inversiones, S.L.
Telefónica Móviles El Salvador, S.A. de C.V. Provision of wireless and international long distance communications services	El Salvador	USD	42	59.58%	Telefónica Centroamérica Inversiones S.L. (59.46%) Telefónica Multiservicios S.A. de C.V. (0.12%)
Telefónica Móviles Guatemala, S.A. Wireless, wireline and radio paging communications services provider	Guatemala	GTQ	1,396	60%	Telefónica Centroamérica Inversiones S.L. (0.01%) Guatemala Cellular Holdings, B.V. (59.99%)
Telefonía Celular de Nicaragua, S.A. Wireless telephony services	Nicaragua	NIO	247	60%	Telefónica Centroamérica Inversiones S.L. (59.99%) Guatemala Cellular Holdings, B.V. (0.01%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Telefónica Hispanoamérica (cont.)
Otecel, S.A. Wireless communications services provider	Ecuador	USD	183	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica de Costa Rica TC, S.A. Wireless communications	Costa Rica	CRC	203,511	100%	Telefónica, S.A.
Terra Networks Perú, S.A. ISP and portal	Peru	PEN	10	100%	Telefónica Latinoamérica Holding, S.L.
Terra Networks México, S.A. de C.V. ISP, portal and real-time financial information services	Mexico	MXN	305	100%	Terra Networks Mexico Holding, S.A. de C.V.
Terra Networks Argentina, S.A. ISP and portal	Argentina	ARS	7	100%	Telefónica Latinoamérica Holding, S.L. (99.99%) Telefónica International Holding, B.V. (0.01%)
Other Companies
O2 International Holdings Ltd. Holding company	UK	GBP	—	100%	O2 (Europe) Ltd.
Telefónica Germany Holdings Ltd. Holding company	UK	EUR	—	100%	O2 (Europe) Ltd.
O2 (Europe) Ltd. Holding company	UK	EUR	1,239	100%	Telefónica, S.A.
Telefónica International Holding, B.V Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Latinoamérica Holding, S.L. Holding company	Spain	EUR	237	100%	Telefónica, S.A.
Telxius Telecom, S.A. Holding company	Spain	EUR	250	60%	Telefónica, S.A.
Telxius Cable América, S.A. Provision of high bandwidth communications services	Uruguay	USD	429	60%	Telxius Telecom, S.A.
Telxius Cable España, S.L.U. Any type of infrastructures and/or communications networks institution and operation	Spain	EUR	5	60%	Telxius Telecom, S.A.
Telxius Cable República Dominicana, S.A.S. Any type of infrastructures and/or communications networks institution and operation	Republica Dominicana	USD	—	60%	Telxius Cable América, S.A. (59.40%) Telxius Cable España, S.L.U. (0.60%)
Telxius Cable Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation	Argentina	USD	78	60%	Telxius Cable América, S.A. (59.96%) Telxius Cable España, S.L.U. (0.04%)
Telxius Cable Panamá, S.A. Any type of infrastructures and/or communications networks institution and operation	Panama	USD	—	60%	Telxius Cable América, S.A.
Telxius Cable Puerto Rico, Inc. Any type of infrastructures and/or communications networks institution and operation	Puerto Rico	USD	24	60%	Telxius Cable América, S.A.
Telxius Cable USA, Inc. Any type of infrastructures and/or communications networks institution and operation	US	USD	58	60%	Telxius Cable América, S.A.
Telxius Cable Ecuador, S.A. Any type of infrastructures and/or communications networks institution and operation	Ecuador	USD	5	60%	Telxius Cable América, S.A. (59.99%) Telxius Cable Perú, S.A.C. (0.01%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (cont.)
Telxius Cable Chile, S.A. Any type of infrastructures and/or communications networks institution and operation	Chile	USD	37	60%	Telxius Cable América, S.A.
Telxius Cable Guatemala, S.A. Any type of infrastructures and/or communications networks institution and operation	Guatemala	USD	16	60%	Telxius Cable América, S.A.
Telxius Cable Perú, S.A.C. Any type of infrastructures and/or communications networks institution and operation	Peru	USD	20	60%	Telxius Cable América, S.A.
Telxius Cable Colombia, S.A. Any type of infrastructures and/or communications networks institution and operation	Colombia	USD	4	60%	Telxius Cable América, S.A. (56.99%) Telxius Cable Chile, S.A. (1.00%) Telxius Cable Perú, S.A.C. (1.00%) Telxius Cable Guatemala, S.A. (1.00%) Telxius Cable Argentina, S.A. (0.01%)
Telxius Cable Brasil Participaçoes, Ltda. Any type of infrastructures and/or communications networks institution and operation	Brazil	USD	62	60%	Telxius Cable América, S.A.
Telxius Cable Brasil, Ltda. Any type of infrastructures and/or communications networks institution and operation	Brazil	USD	74	60%	Telxius Cable Brasil Participaçoes, Ltda.
Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation	Spain	EUR	8	60%	Telxius Telecom, S.A.
Telxius Torres España, S.L.U. Any type of infrastructures and/or communications networks institution and operation	Spain	EUR	10	60%	Telxius Telecom, S.A.
Telxius Towers Germany, Gmbh. Any type of infrastructures and/or communications networks institution and operation	Germany	EUR	—	60%	Telxius Telecom, S.A.
Telxius Torres Perú S.A.C. Any type of infrastructures and/or communications networks institution and operation	Peru	PEN	104	60%	Telxius Torres Latam, S.L.U.
Telxius Torres Chile Holding, S.A. Holding company	Chile	EUR	8	60%	Telxius Torres Latam, S.L.U. (59.99%) Telxius Torres España, S.L.U. (0.01%)
Telxius Torres Chile, S.A. Any type of infrastructures and/or communications networks institution and operation	Chile	CLP	7,770	60%	Telxius Torres Chile Holding, S.A.
Telxius Torres Brasil, Ltda. Any type of infrastructures and/or communications networks institution and operation	Brazil	BRL	764	60%	Telxius Torres Latam, S.L.U.
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation	Argentina	ARS	629	60%	Telxius Torres Latam, S.L.U. (57%) Telxius Telecom, S.A. (3%)
Latin American Cellular Holdings, S.L. Holding company	Spain	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica International Wholesale Services II, S.L. International services provider	Spain	EUR	231	100%	Telefónica, S.A
Telefónica International Wholesale Services México, S.A. Telecommunications research activities and proyects	Mexico	MXN	31	100%	Telefónica International Wholesale Services II, S.L.
Telefónica Digital España, S.L. Developer Telco Services Holding Company	Spain	EUR	15	100%	Telefónica, S.A
Wayra Investigación y Desarrollo S.L. Talent identification and development in ICT.	Spain	EUR	2	100%	Telefónica Digital España, S.L.
Telefónica Digital Inc. IP telephony platform	US	USD	—	100%	Telefónica Digital Ltd

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (cont.)
Wayra Chile Tecnología e Innovación Limitada Technological innovation based business project development	Chile	CLP	28,223	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra Brasil Aceleradora de Projetos Ltda. Technological innovation based business project development	Brazil	BRL	39	100%	Wayra Investigación y Desarrollo S.A.U.
WY Telecom, S.A. de C.V. Talent identification and development in ICT	Mexico	MXN	140	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra Argentina, S.A. Talent identification and development in ICT	Argentina	ARS	56	100%	Telefónica Móviles Argentina, S.A.
Wayra Colombia, S.A.S. Technological innovation based business project development	Colombia	COP	2,400	100%	Wayra Investigacion y Desarrollo, S.L.
Proyecto Wayra, C.A. Commercial, industrial and mercantile activities	Venezuela	VEF	13,805	100%	Telefónica Venezolana, C.A.
Wayra Perú Aceleradora de Proyectos, S.A.C. Technological innovation based business project development	Peru	PEN	18	100%	Wayra Investigacion y Desarrollo, S.L.
Wayra UK Ltd. Technological innovation based business project development	UK	GBP	—	100%	Wayra Investigación y Desarrollo, S.L.
Axonix Ltd Digital and mobile advertising	UK	USD	—	78%	Telefónica Digital Ltd
Telfisa Global, B.V. Integrated cash management, consulting and financial support for Group companies	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Global Activities Holding, B.V. Holding Company	Netherlands	EUR	—	100%	Telfisa Global, B.V.
Telefónica Global Services, GmbH Purchasing services	Germany	EUR	—	100%	Group 3G UMTS Holding, GmbH
Telefónica Global Roaming, GmbH Optimization of network traffic	Germany	EUR	—	100%	Telefónica Global Services, GmbH
Group 3G UMTS Holding GmbH Holding Company	Germany	EUR	250	100%	Telefónica Global Activities Holdings, B.V
Telefónica Compras Electrónicas, S.L. Development and provision of information Society services	Spain	EUR	—	100%	Telefónica Global Services, GmbH
Telefónica de Contenidos, S.A.U. Organization and operation of multimedia service-related business	Spain	EUR	226	100%	Telefónica, S.A.
Telefónica On The Spot Services, S.A.U. Provision of telemarketing services	Spain	EUR	—	100%	Telefónica de Contenidos, S.A.U.
Telefónica Educación Digital, S.L. Vertical e learning portal	Spain	EUR	1	100%	Telefónica Digital España, S.L.
Telfin Ireland Ltd. Intragroup financing	Ireland	EUR	—	100%	Telefónica, S.A.
Telefónica Ingeniería de Seguridad, S.A.U. Security services and systems	Spain	EUR	12	100%	Telefónica, S.A.

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (cont.)
Telefónica Engenharia de Segurança do Brasil Ltda Security services and systems	Brazil	BRL	131	99.99%	Telefónica Ingeniería de Seguridad, S.A.
Telefónica Capital, S.A.U. Finance company	Spain	EUR	7	100%	Telefónica, S.A.
Lotca Servicios Integrales, S.L. Aircraft ownership and operation	Spain	EUR	17	100%	Telefónica, S.A.
Fonditel Pensiones, Entidad Gestora de Fondos de Pensiones, S.A Administration of pension funds	Spain	EUR	16	70%	Telefónica Capital, S.A.
Fonditel Gestión, Soc. Gestora de Instituciones de Inversión Colectiva, S.A. Administration and representation of collective investment schemes	Spain	EUR	2	100%	Telefónica Capital, S.A.
Telefónica Investigación y Desarrollo, S.A.U. Telecommunications research activities and projects	Spain	EUR	7	100%	Telefónica, S.A.
Media Networks Latin America, S.A.C Telecommunications research activities and proyects	Peru	PEN	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Luxembourg Holding, S.à.r.L. Holding company	Luxembourg	EUR	3	100%	Telefónica, S.A.
Casiopea Reaseguradora, S.A. Reinsurance	Luxembourg	EUR	4	100%	Telefónica Luxembourg Holding, S.à.r.L.
Nova Casiopea RE S.A. Reinsurance	Luxembourg	EUR	15	100%	Telefónica Luxembourg Holding, S.à.r.L.
Telefónica Insurance, S.A. Direct insurance transactions	Luxembourg	EUR	23	100%	Telefónica Luxembourg Holding, S.à.r.L.
Seguros de Vida y Pensiones Antares, S.A. Life insurance, pensions and health insurance	Spain	EUR	51	100%	Telefónica, S.A.
Telefónica Finanzas, S.A.U. Integrated cash management, consulting and financial support for Group companies	Spain	EUR	3	100%	Telefónica, S.A.
Pléyade Peninsular, Correduría de Seguros y Reaseguros del Grupo Telefónica, S.A. Distribution, promotion or preparation of insurance contracts	Spain	EUR	—	100%	Telefónica Finanzas, S.A.U. (TELFISA) (83.33%) Telefónica, S.A. (16.67%)
Fisatel Mexico, S.A. de C.V. Integrated cash mangement, consulting and financial support for Group companies	Mexico	MXN	3,505	100%	Telefónica, S.A.
Telefónica Europe, B.V. Fund raising in capital markets	Netherlands	EUR	—	100%	Telefónica, S.A.
Telefónica Participaciones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Emisiones, S.A.U. Financial debt instrument issuer	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Global Technology, S.A.U. Global management and operation of IT systems	Spain	EUR	16	100%	Telefónica, S.A.
Aliança Atlântica Holding B.V. Holding company	Netherlands	EUR	150	100%	Telefónica, S.A. (50%) Telefônica Brasil, S.A. (50%)

Name and corporate purpose	Country	Currency	Capital	%Telefónica Group	Holding Company
Other Companies (cont.)
Telefónica Transportes e Logística Ltda. Logistics services rendered	Brazil	BRL	—	99.99%	Telefónica Data, S.A. (Brasil)
Telefónica Serviços Empresariais do BRASIL, Ltda. Management and administrative services rendered	Brazil	BRL	35	99.99%	Telefónica Servicios Globales, S.L.U.
Telefónica Gestión de Servicios Compartidos México, S.A. de C.V. Management and administrative services rendered	Mexico	MXN	50	100%	Telefónica Servicios Globales, S.L.U.
Telefónica Gestión Logística, S.A.C Logistic service provider	Peru	PEN	15	100%	Telefónica Servicios Globales, S.L.U. (99.49%) Telefónica del Perú, S.A.A. (0.51%)
Telefónica Gestión Integral de Edificios y Servicios S.L. Management and administrative services rendered	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.U.
Tempotel, Empresa de Trabajo Temporal, S.A. Temporary employment agency	Spain	EUR	—	100%	Telefónica Servicios Globales, S.L.U.
O2 Worldwide Limited Wireless telecommunications activities	UK	GBP	—	100%	Telefónica, S.A.
Synergic Partners, S.L. Technological and consulting services in Big Data provider	Spain	EUR	—	100%	Telefónica Digital España, S.L.
Telefónica Innovación Alpha, S.L. Electronic communications and audiovisual services provider	Spain	EUR	—	100%	Telefónica, S.A.
Telefónica Chile Holdings, S.L. Holding Company	Chile	CLP	—	100%	Telefónica, S.A.
Telefónica Holding Atticus, B.V. Holding company	Netherlands	EUR	—	100%	Telefónica Latinoamérica Holding, S.L.
Telefónica Servicios Globales, S.L.U. Holding Company	Spain	EUR	1	100%	Telefónica, S.A.

Companies accounted for using the equity method
Telefónica Factoring España, S.A. Factoring services provider	Spain	EUR	5	50%	Telefónica, S.A.
Telefónica Factoring Do Brasil, Ltd. Factoring services provider	Brazil	BRL	5	50%	Telefónica, S.A. (40.00%) Telefónica Factoring España, S.A. (10.00)%
Telefónica Factoring Mexico, S.A. de C.V. SOFOM ENR Factoring services provider	Mexico	MXN	34	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50)%
Telefónica Factoring Perú, S.A.C. Factoring services provider	Peru	PEN	6	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Telefónica Factoring Colombia, S.A. Factoring services provider	Colombia	COP	4,000	50%	Telefónica, S.A. (40.50%) Telefónica Factoring España, S.A. (9.50%)
Mobile Financial Services Holding SPRL Financial services	Belgica	USD	190	50%	Telefónica Internacional Holding, B.V (26.28%) Telefónica Holding Atticus, B.V (23.72%)
Telefónica Consumer Finance, Establecimiento Financiero de Crédito, S.A. Specialised credit institution	Spain	EUR	5	50%	Telefónica, S.A.
Tesco Mobile Ltd. Wireless telephony services	UK	GBP	—	50%	O2 Communication Ltd.
The Smart Steps Data Technology Company Big data services in China	China	CNY	—	45%	Telefónica Digital España, S.L.

Main changes in the scope of consolidation for the year 2017
Constitution of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Other companies
Telxius Torres Argentina, S.A. Any type of infrastructures and/or communications networks institution and operation	Argentina	05/31/2017	60%
Acquired companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Germany
Minodes GmbH Technological and consulting services in Big Data provider	Germany	05/31/2017	69.22%
Co-Trade GmbH Technological services	Germany	10/31/2017	69.22%
Acquisition of control

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition

Telefónica Hispanoamérica
Empresa de Telecomunicaciones de Bucaramanga S.A. E.S.P Communications services operator	Colombia	09/30/2017	63.77%
Metropolitana de Telecomunicaciones S.A E.S.P Communications services operator	Colombia	09/30/2017	59.03%
Operaciones Tecnológicas y Comerciales S.A.S Communications services operator	Colombia	09/30/2017	60.93%
Sold companies

Companies/Segment/Subsidiaries	Country	Date of deconsolidated	% Sold
Telefónica Hispanoamérica
Compañía Señales del Norte, S.A. de C.V Other business support services	Mexico	12/31/2017	100%
Other companies
Telefónica Gestión de Servicios Compartidos Perú, S.A.C. Management and administrative services rendered	Peru	10/31/2017	100%
Merged companies

Companies/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Spain
Telefónica Telecomunicaciones Públicas, S.A.U. Installation of public telephones	Spain	05/29/2017	Telefónica de España, S.A.U.
Tuenti Technologies, S.L. Telecommunications service provider	Spain	10/31/2017	Telefónica Móviles España, S.A.U.
Iberbanda, S.A. Broadband telecommunications operator	Spain	10/31/2017	Telefónica de España, S.A.U.
Telefónica Studios S.L. Audiovisual Productions	Spain	09/30/2017	Telefónica Audiovisual Digital, S.L.U.
Telefónica Germany
E-Plus Mobilfunk GmbH &Co. KG, GmbG Wireless communications services operator	Germany	07/31/2017	E-Plus Services GmbH
Telefónica Hispanoamérica
Compañía Internacional de Telecomunicaciones, S.A. Holding company	Argentina	05/31/2017	Telefónica Móviles Argentina, S.A.
Telefónica Móviles Argentina Holding, S.A. Holding company	Argentina	05/31/2017	Telefónica Móviles Argentina, S.A.
Telefónica Móviles Chile, S.A. Wireless communications services operator	Chile	05/31/2017	Inversiones Telefónica Móviles Holding, S.A.
Other companies
Telefónica Datacorp, S.A.U Holding company	Spain	09/30/2017	Telefónica Latinoamérica Holding, S.L.
Eyeos, S.L Cloud Computing	Spain	09/30/2017	Telefónica Investigación y Desarrollo, S.A.U.
Telefónica International Wholesale Services, S.L. International services provider	Spain	12/31/2017	Telefónica International Wholesale Services II, S.L.
Wayra Ireland Ltd Technological innovation based business project development	Ireland	12/31/2017	Wayra Investigación y Desarrollo S.L
Companies liquidation

Companies/Segment/Subsidiaries	Country	Date of deconsolidated	% Participation

Other companies
Saluspot Spain, S.L. Medical services and articles through internet provider	Spain	12/31/2017	65%
Operations with minority interests

Companies/Segment/Subsidiaries	Country	Date	% Participation after operation

Telefónica Germany
Telefónica Deutschland Holding A.G Exchange of shares with KPN	Germany	03/31/2017	69.22%
Other companies
Telxius Telecom, S.A. Sold to Taurus Bidco S.à.r.l. (“KKR”)	Spain	12/31/2017	60%

Main changes in the scope of consolidation for the year 2016
Constitution of new companies

Companies/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Spain
Telecomunicaciones Personalizadas, S.L.U Telecommunications service provider	Spain	09/30/2016	100%
Other companies
Telxius Torres Latam, S.L.U. Any type of infrastructures and/or communications networks institution and operation	Spain	04/30/2016	100%
Telxius Torres España, S.L.U. Any type of infrastructures and/or communications networks institution and operation	Spain	02/29/2016	100%
Telxius Towers Germany, Gmbh. Any type of infrastructures and/or communications networks institution and operation	Germany	02/29/2016	100%

Acquired companies

Company/Segment/Subsidiaries	Country	Date of inclusion	% Acquisition
Telefónica Spain
Nova Casiopea RE S.A. Reinsurance	Luxembourg	10/31/2016	100%
Saluspot Spain, S.L. (*) Medical services and articles through internet provider	Spain	05/31/2016	65%
(*) In 2016 Healthcommunity, S.L., in which the Group holds a 50% stake and which is consolidated using the equity method, was spun off into two companies: Saluspot Spain, S.L and Salupro Spain, S.L. After completing the spin off process, the Group held 65% of the equity in Saluspot Spain, S.L and transferred its stake to Salupro Spain, S.L. Saluspot Spain, S.L is was included in the scope of consolidation using the full consolidation method.
Sold companies

Company/Segment/Subsidiaries	Country	Date of deconsolidated	% Sold
Telefónica Spain
Telecomunicaciones Personalizadas, S.L.U Telecommunications service provider	Spain	12/31/2016	100%
Other companies
Televisión Federal S.A.- TELEFE Provision and operation TV and radio broadcasting-services	Argentina	11/30/2016	100%
Atlántida Comunicaciones, S.A. Participation in public media	Argentina	11/30/2016	100%
Telefónica Media Argentina, S.A. Participation in public media	Argentina	11/30/2016	100%
Vocem 2013 Teleservicios, S.A. Call center services	Venezuela	06/31/2016	100%
Telefónica Gestión de Servicios Compartidos Argentina, S.A. Management and administrative services rendered	Argentina	03/31/2016	100%
Telefónica Gestión de Servicios Compartidos España, S.A. Management and administrative services rendered	Spain	03/31/2016	100%

Merged companies

Company/Segment/Subsidiaries	Country	Date	Surviving company
Telefónica Brazil
GVT Participaçoes Holding company	Brazil	04/01/2016	Telefônica Brasil, S.A.
Other companies
Telefónica Internacional, S.A.U. Holding Company	Spain	10/31/2016	Telefónica Latinoamérica Holding, S.L.